Summary of Significant Accounting Policies - Schedule of Reconciliation PRC Statutory Rates (Details)	12 Months Ended
	May 31, 2020	May 31, 2019
Accounting Policies [Abstract]
PRC statutory rate	25.00%	25.00%
Net operating losses for which no deferred tax assets was recognized	(25.00%)	(25.00%)
The Company's expense is out of limit than that of PRC statutory tax policy allowed	16.50%	0.00%
Effective income tax rate	16.50%	0.00%